Promissory Note (Details Narrative) - CAD ($)	1 Months Ended				12 Months Ended
	Mar. 05, 2019	Mar. 02, 2018	Feb. 16, 2018	Sep. 11, 2017	Jan. 31, 2020	Jan. 31, 2019	Feb. 28, 2018	Feb. 19, 2018	Feb. 01, 2018	Jan. 31, 2018
Statement [Line Items]
Promissory note					$ 0	$ 0			$ 247,305
Interest expenses					(48,024)	(4,862)
Accrued salary					890,138	637,299				$ 267,892
Third Party [Member]
Statement [Line Items]
Promissory note	$ 300,000
Maturity date	Sep. 05, 2019
Common stock shares issued	100,000
Rate of interest	10.00%
Cah finders fees	$ 24,000
Interest expenses					7,159	0
Promissory note, Princial and accrued interest due					307,159
Chief Executive Officer [Member] | Exchange Agreement [Member] | IndUS Pharmaceuticals, Inc. [Member]
Statement [Line Items]
Promissory note				$ 242,560
Maturity date				Mar. 30, 2018
Common stock shares issued				3,800,000
Rate of interest				8.00%
Promissory note, Princial and accrued interest due					$ 2,000,000
Issuance of convertible debentures		$ 5,000,000
Ownership percentage				100.00%
Accrued salary				$ 324,141
Altrum [Member]
Statement [Line Items]
Promissory note			$ 520,000
Maturity date			Mar. 15, 2018
Rate of interest			10.00%
Related party advance							$ 252,464	$ 250,000
Repayment of principal and accrued interest to related party			$ 503,285